Loans - Summary of Allowance for Credit Losses under IFRS 9 (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about borrowings [line items]
ECL relating to derecognized Barbados loans	$ 1,639
IFRS9 [member]
Disclosure of detailed information about borrowings [line items]
ECL relating to derecognized Barbados loans	1,741
Stage 3 [member] | Financial instruments credit-impaired [member] | IFRS9 [member] | Lifetime expected credit losses [member]
Disclosure of detailed information about borrowings [line items]
ECL relating to derecognized Barbados loans	482
Business and government [member] | IFRS9 [member]
Disclosure of detailed information about borrowings [line items]
ECL relating to derecognized Barbados loans	557	$ 588
Business and government [member] | Stage 3 [member] | Financial instruments credit-impaired [member] | IFRS9 [member] | Lifetime expected credit losses [member]
Disclosure of detailed information about borrowings [line items]
ECL relating to derecognized Barbados loans	230	$ 204
Business and government [member] | Stage 3 [member] | Financial instruments credit-impaired [member] | IFRS9 [member] | BARBADOS | Lifetime expected credit losses [member]
Disclosure of detailed information about borrowings [line items]
ECL relating to derecognized Barbados loans	$ 48